Shareholder Report, Holdings (Details) - Langar Global HealthTech ETF	Jun. 30, 2026
Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Insulet Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Medical Equipment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Health Care Supplies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Medical Devices Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Biotech Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Application Software Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Managed Care Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Specialty & Generic Pharma Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%